OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2020	2021
Rental deposits (1)	5,964	5,428
Prepayment for investments (2)	6,017	2,197
Prepayment for property, plant and equipment	1,943	927
Others	514	116
	14,438	8,668

(1)	Rental deposits represent office and kindergartens rental deposits for the Group’s operations, which will not be refunded within one year.

(2)	On June 21, 2019, the Group entered into an agreement to additionally acquire 10% equity interest, from the non-controlling interest holder, of Shandong Buladun. As of December 31, 2019, the group paid consideration for this acquisition of $1,362 in cash. The transaction has not yet been completed as of December 31, 2021.